COVER LETTER

June 5, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund
(1933 Act File No. 2-39334; 1940 Act File No. 811-2224)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in one Prospectus and two Summary Prospectuses for the MML Fundamental Growth Fund and MML Small Company Value Fund, each dated May 1, 2015, as filed under Rule 497(e) on June 1, 2015. The purpose of this filing is to submit the 497(e) filing dated June 1, 2015 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MML Series Investment Fund